Joint operations (Tables)	12 Months Ended
Dec. 31, 2019
Contract where entity not operator
Disclosure of joint operations [line items]
Schedule of interests in joint arrangements

31.1       Contracts in which Ecopetrol is not the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
Occidental Andina LLC	Chipirón	Production	30–40%	Colombia
	Cosecha		30%
	Cravo Norte		55%
	Rondón		50%
Chevron Petroleum Group	Guajira	Production	57%	Colombia
Mansarovar Energy Colombia Ltd	Nare	Production	50%	Colombia
Meta Petroleum Corp	Quifa	Production	40%	Colombia
Equion Energy Limited	Piedemonte	Production	55%	Colombia
Perenco Colombia Limited	Casanare	Production	74.40%	Colombia
	Corocora		83.91%
	Estero		95.98%
	Garcero		91.22%
	Orocúe		86.47%
Petrobras, Repsol & Statoil	Tayrona	Exploration	30%	North Caribbean Offshore
Shell	Deep Rydberg/Aleatico	Exploration	29%	Gulf of Mexico
Noble Energy	Gunflint	Production	32%	Gulf of Mexico
Murphy Oil	Dalmatian	Production	30%	Gulf of Mexico
Anadarko	K2	Production	21%	Gulf of Mexico
Shell - Parmer	Palmer	Exploration	30%	Gulf of Mexico
OXY (Anadarko)	Warrior	Exploration	30%	Gulf of Mexico
HESS	ESOXX	Exploration	21%	Gulf of Mexico
PEMEX Exploracion Y Produccion	Bloque 8	Exploration	50%	Gulf of Mexico
PETRONAS PC Carigali Mexico Operations, S.A. de C.V.	Bloque 6	Exploration	50%	Gulf of Mexico
Occidental Petroleum Company	Rodeo Midland Basin	Production	49%	Texas U.S. - Midland Basin
Equion Energia Limited	Niscota	Production	20%	Colombia
CNOOC - British Petroleum	Pau Brasil	Exploration	20%	Brazil
Shell / Chevron	Saturno	Exploration	10%	Brazil
Chevron	CE-M-715_R11	Exploration	50%	Brazil
Lewis	SSJN1	Exploration	50%	Colombia
Interoil Colombia	Mana	Production	30%	Colombia
Interoil Colombia	Ambrosia	Production	30%	Colombia
Interoil Colombia	Rio Opia	Production	30%	Colombia
Canacol	Rancho Hermoso Otras formaciones	Production	70%	Colombia
Vetra	La Punta Santo Domingo	Production	45%	Colombia
Geopark	Llanos 86	Exploration	50%	Colombia
Geopark	Llanos 87	Exploration	50%	Colombia
Geopark	Llanos 104	Exploration	50%	Colombia

Contract where Entity is operator
Disclosure of joint operations [line items]
Schedule of interests in joint arrangements

31.2       Contracts in which Ecopetrol is the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
ExxonMobil Exploration Colombia	VMM29	Exploration	50%	Colombia
	CR2
	C62
Talisman Colombia Oil	CPO9	Exploration	55%	Colombia
ONGC Videsh Limited Colombia Branch	RC9	Exploration	50%	Colombia
CPVEN Sucursal Colombia	VMM32	Exploration	51%	Colombia
Shell Exploration and Production	CR4	Exploration	50%	Colombia
SK Innovation Co Ltd.	San Jacinto	Exploration	70%	Colombia
Repsol Exploración Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
Talismán Colombia oil and gas Ltd.	CPO9 – Akacias	Production	55%	Colombia
Parex Resourses Colombia Ltd.	ORC401 CRC-2004-01	Exploration	50%	Colombia
Occidental Andina LLC	La Cira Infantas	Exploration	58%
	Teca		76%	Colombia
Ramshorn International Limited	Guariquies I	Production	50%	Colombia
Equion Energy Limited	Cusiana	Production	98%	Colombia
	Planta de Gas
Perenco Oil And Gas	San Jacinto Rio Paez	Production	68%	Colombia
Cepsa Colombia
Total Colombie	Mundo Nuevo	Exploration	15%	Colombia
Talisman Oil & Gas
ONGC Videsh Limited	Block RC–9 Contract– Caribbean Round No. 37–2007	Exploration	50%	Gulf of Mexico